Financial instruments and risk management - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Non-current portion of non-current borrowings	$ (13,093)	$ (12,440)
Borrowings (including finance leases) Excluding Overdraft [member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings	(720)	(312)
Non-current portion of non-current borrowings	(12,086)	(12,440)
Short term borrowings, fair value	(720)	(312)
Medium and long term borrowings, fair value	$ (13,958)	$ (13,554)